Loans and Allowance for Loan Losses - Nonaccrual loans (Details 5) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 1,530,011	$ 2,021,153
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	590,514	911,283
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	708,922	840,449
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	16,561	9,314
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	49,542	118,502
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 164,472	$ 141,605